Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2022
Commitments And Contingencies Liabilities [Abstract]
Commitments and Contingent Liabilities	Commitments and Contingent Liabilities
Purchase commitments
The amount of contractual commitments for the acquisition of property, plant and equipment was 14,159 million JPY as of March 31, 2022.
Milestone Payments
As discussed in Note 13, Takeda has certain contractual agreements related to the acquisition of intangible assets that require it to make payments of up to 1,568,029 million JPY as of March 31, 2022. These commitments include development, regulatory approval and launch milestone payments in relation to R&D programs under development. The related commercial milestone payments were not included in the commitments given the payments were not deemed reasonably likely to occur.
Irish Revenue Authority assessment
Shire received a tax assessment from the Irish Revenue Commissioners on November 28, 2018 for 398 million EUR. This assessment relates to the tax treatment of a 1,635 million USD break fee Shire received from AbbVie, Inc. (“AbbVie”) in connection with the terminated offer to acquire Shire made by AbbVie in 2014. Takeda appealed the assessment to the Tax Appeals Commission (“TAC”) and the appeal was heard by the TAC in late 2020. On July 30, 2021 (IST), Takeda received a ruling on the matter from the TAC, with the TAC ruling in favor of Irish Revenue Commissioners. While Takeda intends to appeal the TAC ruling and continues to assert that the AbbVie break fee is not subject to Irish tax, Takeda has recorded a tax provision for 491 million EUR in current liabilities as income taxes payable, representing the 398 million EUR tax liability asserted by Irish Revenue Commissioners plus accrued interest for the year ended March 31, 2022.
Litigation
Takeda is involved in various legal and administrative proceedings. The most significant matters are described below.
Takeda may become involved in significant legal proceedings for which it is not possible to make a reliable estimate of the expected financial effect, if any, which may result from ultimate resolution of the proceedings. In these cases, appropriate disclosures about such cases would be included in this note, but no provision would be made for the cases.
With respect to each of the legal proceedings described below, other than those for which a provision has been made, Takeda is unable to make a reliable estimate of the expected financial effect at this stage. This is due to a number of factors, including, but not limited to, the stage of proceedings, the entitlement of parties to appeal a decision, if any, and lack of clarity as to the merits of theories of liability, the merits of Takeda’s defenses, the amount and recoverability of damages and/or governing law. The Company does not believe that information about the amount sought by the plaintiffs, if that is known, is, by itself, meaningful in every instance with respect to the outcome of those legal proceedings.
Legal expenses incurred and charges related to legal claims are recorded in selling, general and administrative expenses. Provisions are recorded, after taking appropriate legal and other specialist advice, where an outflow of resources is considered probable and a reliable estimate can be made of the likely outcome of the dispute. For certain product liability claims, Takeda will record a provision where there is sufficient history of claims made and settlements to enable management to make a reliable estimate of the provision required to cover unasserted claims. The factors Takeda considers in developing a provision include the merits and jurisdiction of the litigation, the nature and the number of other similar current and past litigation, the nature of the product and the current assessment of the science subject to the litigation, and the likelihood of settlement and current state of settlement discussions, if any. As of March 31, 2021 and 2022, Takeda’s aggregate provisions for legal and other disputes were 73,395 million JPY and 42,869 million JPY, respectively. The ultimate liability for legal claims may vary from the amounts provided and is dependent upon the outcome of litigation proceedings, investigations and possible settlement negotiations. Unless otherwise stated below, Takeda is unable to predict the outcome or duration of these matters at this time.
Takeda’s position could change over time, and, therefore, there can be no assurance that any losses that result from the outcome of any legal proceedings will not exceed, by a material amount, the amount of the provisions reported in these consolidated financial statements. Matters that were previously disclosed may no longer be reported because, as a result of rulings in the case, settlements, changes in our business or other developments, in our judgment, they are no longer material to our financial condition or operating results.
Product Liability and Related Claims
Pre-clinical and clinical trials are conducted during the development of potential products to determine the safety and efficacy of products for use by humans following approval by regulatory bodies. Notwithstanding these efforts, when drugs and vaccines are introduced into the marketplace, unanticipated safety issues may become, or be claimed by some to be, evident. Takeda is currently a defendant in a number of product liability lawsuits related to its products. For the product liability lawsuits and related claims, other than those for which a provision has been made, Takeda is unable to make a reliable estimate of the expected financial effect at this stage.
The Company’s principal pending legal and other proceedings are disclosed below. The outcomes of these proceedings are not always predictable and can be affected by various factors. For those legal and other proceedings for which it is considered at least reasonably possible that a loss has been incurred, the Company discloses the possible loss or range of possible loss in excess of the recorded loss contingency provision, if any, where such excess is both material and estimable.
ACTOS
Economic Loss Cases
Takeda has been named in several ACTOS-related lawsuits brought by plaintiffs that do not assert any claims for personal injuries. Instead plaintiffs claim they suffered an economic loss by paying for ACTOS prescriptions that allegedly would not have been written had Takeda provided additional information about the alleged risks of bladder cancer associated with ACTOS. A putative class of third party payors and consumers brought suit against Takeda in the U.S. District Court for the Central District of California. Discovery is ongoing in that case. A case brought by a separate group of third party payors asserting similar claims was filed in the U.S. District Court for the Southern District of New York in June 2019.
Proton Pump Inhibitor (“PPI”) Product Liability Claims
As of March 31, 2022, more than 6,400 product liability lawsuits related to the use of PREVACID and DEXILANT have been filed against Takeda in U.S. federal and state courts. Most of these cases are pending in U.S. federal court and are consolidated for pre-trial proceedings in a multi-district litigation in federal court in New Jersey. The plaintiffs in these cases allege they developed kidney injuries or, in some cases, gastric cancer as a result of taking PREVACID and/or DEXILANT, and that Takeda failed to adequately warn them of these potential risks. Similar cases are pending against other manufacturers of drugs in the same PPI class as Takeda’s products, including AstraZeneca plc (“AstraZeneca”), Procter & Gamble Company (“Procter & Gamble”) and Pfizer Inc. (“Pfizer”). Outside the U.S., three proposed class actions have been filed in three provinces in Canada (Quebec, Ontario, and Saskatchewan). The defendants in these actions include Takeda, AstraZeneca, Janssen Pharmaceutical Companies (“Janssen”) and several generic manufacturers.
Intellectual property
Intellectual property claims include challenges to the validity and enforceability of Takeda’s patents on various products or processes as well as assertions of non-infringement of those patents. A loss in any of these cases could result in loss of patent protection for the product at issue. The consequences of any such loss could be a significant decrease in sales of that product and could materially affect future results of operations for Takeda.
TRINTELLIX
Takeda has received notices from sixteen generic pharmaceutical companies that they have submitted ANDAs with paragraph IV certifications seeking to sell generic versions of TRINTELLIX. Takeda filed patent infringement lawsuits against the ANDA filers in federal court in Delaware. Lawsuits against ten ANDA filers were resolved before trial. A trial took place from January 15 to January 28, 2021 with six ANDA filers, including Alembic Pharmaceuticals Limited and Alembic Pharmaceuticals, Inc., Lupin Limited and Lupin Pharmaceuticals, Inc. (“Lupin”), Macleods
Pharmaceuticals Ltd., Sigmapharm Laboratories, LLC, Sandoz, Inc., and Zydus Pharmaceuticals (USA) Inc. and Cadila Healthcare Limited. The Court issued its decision on September 30, 2021 and found that US Patent 7,144,884, which covers vortioxetine (the active ingredient in Trintellix), is valid. For the rest of the asserted patent, only US Patent 9,101,626, which covers processes for synthesizing vortioxetine, was found to be infringed by Lupin. Takeda filed a notice of appeal on Nov 24, 2021.
ADYNOVATE
On December 5, 2016, Bayer Healthcare LLC (“Bayer”) filed a lawsuit in the U.S. District Court for the District of Delaware against Baxalta Incorporated and Baxalta US Inc. (collectively “Baxalta”), which are now subsidiaries of Takeda, and Nektar Therapeutics (“Nektar”) filed alleging infringement of U.S. Patent No. 9,364,520 in connection with the sales of ADYNOVATE [antihemophilic factor (recombinant), PEGylated]. The case was tried before a jury beginning on January 28, 2019. The jury found in favor of Bayer determining that the patent is infringed. The jury further awarded damages in the amount of 155.2 million USD. Takeda has filed an appeal with the Court of Appeals of the Federal Circuit (CAFC) in September 2019. The CAFC upheld the District Court’s decision on March 1, 2021. The Appeal Mandate was issued on April 7, 2021. On May 14, 2021, Takeda settled this litigation and related pending litigations. The settlement allows both Baxalta and Bayer to continue selling their respective products. Takeda also made a payment in settlement of these cases but the settlement had no material impact on Takeda’s consolidated statements of profit or loss as Takeda had established a provision against this case as of March 31, 2021.
NINLARO
Takeda received a paragraph IV notice letter from Sun Pharmaceutical Industries Limited (“Sun”) on January 17, 2020. Sun alleged that U.S. Patent numbers 7,442,830, 8,859,504, and 9,175,017 are invalid, unenforceable, and/or will not be infringed. Takeda filed a complaint against Sun in the U.S. District Court for the District of Delaware on February 27, 2020. On June 18, 2021, Takeda entered into a settlement agreement with Sun. The impact of the settlement was not material to Takeda’s consolidated statements of profit or loss.
Other
In addition to the individual patent litigation cases described above, Takeda is party to a number of cases where Takeda has received notices that companies have submitted ANDAs with paragraph IV certifications to sell generic versions of other Takeda products. These include other Takeda products including Ponatinib. Takeda has filed patent infringement lawsuits against parties involved in these situations.
Sales, Marketing, and Regulation
Takeda has other litigations related to its products and its activities, the most significant of which are describe below.
ACTOS Antitrust Litigation
In December 2013, the first of two antitrust class action lawsuits was filed against Takeda in the U.S. District Court for the Southern District of New York by a putative class of patients who were prescribed ACTOS. The second class action was filed against Takeda in the same court in April 2015 by a putative class of wholesalers that purchased ACTOS from Takeda. In both actions, plaintiffs allege, inter alia, that Takeda improperly characterized certain patents for ACTOS in the FDA Orange Book, which they claim imposed requirements on generic companies that filed Abbreviated New Drug Applications and, in turn, resulted in delayed market entry for generic forms of ACTOS. In October 2019, the District Court denied Takeda’s motion to dismiss. Takeda subsequently sought an interlocutory appeal of the District Court’s decision, which was denied.
INTUNIV Antitrust Litigation
In January 2017, an antitrust class action was filed against Shire plc, Shire LLC, and Shire U.S. Inc. (collectively, “Shire”) in the U.S. District Court for the District of Massachusetts. The plaintiffs, a putative class of wholesalers, allege that Shire’s settlement in 2013 of patent litigation claims against Actavis Elizabeth LLC related to its generic formulation of INTUNIV constituted an anticompetitive “reverse payment.”
AMITIZA Antitrust Litigation
In August 2021, an antitrust class action was filed against Takeda Pharmaceuticals U.S.A., Inc. (“Takeda”) in the U.S. District Court for the Eastern District of Massachusetts. The plaintiffs, a putative class of wholesalers, allege that a settlement that Takeda and Sucampo Pharmaceuticals, Inc. entered into in 2014 with Par Pharmaceutical, Inc. (“Par”) to resolve patent litigation claims related to Par’s generic formulation of AMITIZA were anticompetitive.
COLCRYS Antitrust Litigation
In September 2021, an antitrust class action was filed against Takeda Pharmaceuticals U.S.A., Inc. (“Takeda”) in the U.S. District Court for the Eastern District of Pennsylvania. The plaintiffs, a putative class of wholesalers, allege that settlements that Takeda entered into in 2015 and 2016 to resolve patent litigation claims against several generic drug manufacturers related to generic formulations of COLCRYS were anticompetitive.
AbbVie Supply Agreement Litigation
In November 2020, AbbVie brought suit against Takeda Pharmaceutical Company (“Takeda”) in Delaware Chancery Court alleging Takeda breached its agreement with AbbVie related to the supply of LUPRON in the U.S. due to shortages arising from quality issues the U.S. Food & Drug Administration identified concerning Takeda’s production facility in Hikari, Japan as part of a Form 483 issued in November 2019 and a Warning
Letter issued in June 2020. In the litigation, AbbVie sought both preliminary injunctive relief and monetary damages. In September 2021, the court issued an order denying AbbVie’s request for injunctive relief. The court subsequently issued a decision finding Takeda in breach of the supply agreement. A trial to determine the amount of any damages is scheduled for October 2022.
Investigation of Patient Assistance Programs
In November 2016, the U.S. Department of Justice (“DOJ”) (through the U.S. Attorneys’ Office in Boston) issued a subpoena to ARIAD Pharmaceuticals, Inc. (“Ariad”), which was acquired by Takeda during the year ended March 31, 2017, seeking information from January 2010 to the present relating to Ariad’s donations to 501(c) (3) co-payment foundations, financial assistance programs, and free drug programs available to Medicare beneficiaries and the relationship between these co-payment foundations and specialty pharmacies, hubs or case management programs. Takeda is cooperating with the investigation.
In June 2019, the DOJ (through the U.S. Attorney’s Office in Boston) issued a subpoena to Shire Pharmaceuticals LLC, which was acquired by Takeda during the year ended March 31, 2019 (through Takeda’s acquisition of Shire plc). The subpoena generally seeks information about Shire’s interactions with 501(c)(3) organizations that provide financial assistance to Medicare patients taking Shire drugs, including the hereditary angioedema medications FIRAZYR and CINRYZE. Takeda is cooperating with the investigation.
Department of Justice Civil Investigative Demands
On February 19, 2020, Takeda received a Civil Investigative Demand (“CID”) from the DOJ (through its office in Washington, DC). The CID seeks information as part of an investigation of possible off-label promotion and violations of the Anti-kickback Statute in connection with the promotion and sale of TRINTELLIX. Takeda is cooperating with the DOJ’s investigation.
On February 28, 2020, Takeda received a CID from the DOJ (through its office in Washington, DC). The CID seeks information as part of an investigation of possible kickbacks to a Florida allergy center in connection with the promotion and sale of Takeda’s subcutaneous IG products, CUVITRU, HYQVIA and GAMMAGARD. Takeda is cooperating with the DOJ’s investigation.
Brazilian Investigation Related to ELAPRASE and REPLAGAL
On November 30, 2021, the Brazilian federal authorities executed a search warrant at Takeda offices in Brazil. The warrant sought records about information Takeda received from the Brazilian National Sanitary Surveillance Agency (AVISA) as well as any records related to donations made to charitable organizations which provide funding to patients who are pursuing claims for reimbursement from the Brazilian government for prescriptions of ELAPRASE and REPLAGAL. Takeda is cooperating with the investigation.